Risk management - Forborne Loans Roll Forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the portfolio
Beginning balance		€ 903,013
Balance at end of year
Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	28.00%
Changes in the portfolio
Beginning balance	€ 30,527
Refinancing and restructuring of the period	6,174
Memorandum item: Impact recorded in the income statement for the period	2,684
Debt repayment	(6,032)
Foreclosure	(564)
Derecognized from the consolidated balance sheet	(1,403)
Other changes	(5,272)
Balance at end of year	€ 23,430	€ 30,527
Credit risk | Forborne loan portfolio | With property collateral
Forborne Loan Portfolio
Percentage of loans secured	52.00%
Performing | Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Credit exposure, percentage of total loans	47.00%
Nonperforming | Credit risk | Forborne loan portfolio
Forborne Loan Portfolio
Percentage of loans covered by specific allowance	42.00%